Pensions	12 Months Ended
Mar. 31, 2019
Pensions
Pensions

21.         Pensions

Defined-contribution schemes

At March 31, 2019 the Company operates defined-contribution retirement plans in Ireland and the U.K. The costs of these plans are charged to the consolidated income statement in the period in which they are incurred. The pension cost of these defined- contribution plans was €8.6m in 2019 (2018: €5.8m; 2017: €4.8m)

Defined-benefit schemes

During fiscal year 2016 the Company closed the defined benefit plan for U.K. employees to future accruals.  The net pension liability recognized in the consolidated balance sheet for the scheme at March 31, 2019 was €4.1m (2018: €4.1m; 2017: €4.1m).  Costs associated with the scheme during fiscal year 2019 was €nil (2018: €nil; 2017: €nil).

The amounts recognised in the consolidated balance sheet in respect of defined benefit plans are as follows:

	At March 31,
	2019	2018	2017
	€M	€M	€M
Present value of benefit obligations	(15.0)	(15.0)	(15.0)
Fair value of plan assets	10.3	10.3	10.3
Present value of net obligations	(4.7)	(4.7)	(4.7)
Related deferred tax asset	0.6	0.6	0.6
Net pension liability	(4.1)	(4.1)	(4.1)